S000055250 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
HFRX Equity Hedge Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	5.53%	4.75%	[1]
Wilshire Liquid Alternative Equity Hedge Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.03%	5.75%	4.80%	[1]
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	11.93%	[1]
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	15.19%	[1]
C000179758 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.86%	7.51%	5.81%	[1]
Performance Inception Date			Jan. 03, 2017
C000179758 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.41%	5.71%	3.41%	[1]
Performance Inception Date			Jan. 03, 2017
C000179758 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.83%	5.39%	3.91%	[1]
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the Fund’s inception date) through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.